Stockholders' Deficit (Details Narrative)				3 Months Ended			12 Months Ended
	Mar. 23, 2018 USD ($) $ / shares shares	Jul. 25, 2017 KRW (₩) shares	Jul. 25, 2017 USD ($) $ / shares shares	Mar. 31, 2019 KRW (₩) shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 KRW (₩)	Dec. 31, 2018 KRW (₩) shares	Dec. 31, 2017 KRW (₩) shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares
Common stock, shares authorized					300,000,000				300,000,000	300,000,000
Common stock, par value | $ / shares					$ 0.001				$ 0.001	$ 0.001
Common stock, shares issued					22,927,992				22,927,992	22,061,317
Common stock, shares outstanding					22,927,992				22,927,992	22,061,317
Common stock voting rights				The Shareholders are entitled to one vote per share on all matters which they are entitled to vote upon at all meetings of the Shareholders. The Shareholders do not have cumulative voting rights, which would allow the Shareholders of more than 50% of outstanding voting securities to elect all of directors.	The Shareholders are entitled to one vote per share on all matters which they are entitled to vote upon at all meetings of the Shareholders. The Shareholders do not have cumulative voting rights, which would allow the Shareholders of more than 50% of outstanding voting securities to elect all of directors.		The Shareholders are entitled to one vote per share on all matters which they are entitled to vote upon at all meetings of the Shareholders. The Shareholders do not have cumulative voting rights, which would allow the Shareholders of more than 50% of outstanding voting securities to elect all of directors.
Number of outstanding warrants to purchase common stock			8,825,000
Proceeds from private placement | ₩						₩ 557,336,000	₩ 559,931,000	₩ 2,086,936,000
Gross proceeds from subscriptions | ₩		₩ 2,009,844,000		₩ 184,190,000			184,190,000
Number of common stock shares issued		3,530,000	3,530,000
Number of common stock shares issued for services | ₩
USD Currency [Member]
Proceeds from subscriptions | $			$ 2,250,000
Gross proceeds from subscriptions			$ 1,765,000		$ 165,000		₩ 165,000
Accredited Investors [Member]
Number of outstanding warrants to purchase common stock					825,000				825,000
Number of common stock shares issued				330,000	330,000		330,000
Subscription Agreement [Member] | Private Placement [Member]
Purchase price of each unit | $ / shares	$ 0.60
Number of common stock shares issued	866,675
Subscription Agreement [Member] | Accredited Investors [Member]
Common stock, par value | $ / shares	$ 0.001		$ 0.001
Number of outstanding warrants to purchase common stock	2.5		2.5
Warrant exercise price | $ / shares	$ 0.70		$ 0.60
Purchase price of each unit | $ / shares			$ 0.50
Warrants exercisable, term	3 years	3 years	3 years
Number of common stock shares issued	866,675
Number of warrants issued during the period	2,166,688
Subscription Agreement [Member] | Accredited Investors [Member] | USD Currency [Member]
Proceeds from private placement | $			$ 2,250,000
Gross proceed from warrants | $	$ 520,005
Consulting Agreement [Member] | Peach Management LLC [Member]
Common stock, par value | $ / shares			$ 0.001
Number of outstanding warrants to purchase common stock			1,100,000
Warrants, term		3 years	3 years
Warrant exercise price | $ / shares			$ 0.08
Professional fees charged to expense | ₩		₩ 620,994,000
Exchange Agreement and Subscription Agreement [Member] | Consultants [Member]
Number of common stock shares issued for services, shares				2,200,000	2,200,000		2,200,000
Number of common stock shares issued for services | ₩				₩ 1,417,159,000			₩ 1,417,159,000
Exchange and Subscription Agreement [Member] | Consultants [Member]
Common stock, par value | $ / shares					$ 0.001				$ 0.001
Capital Stock [Member]
Common stock, shares authorized					300,000,000				300,000,000
Common stock, par value | $ / shares					$ 0.001				$ 0.001
Common stock, shares issued					22,927,992				22,927,992
Common stock, shares outstanding					22,927,992				22,927,992
Blank Check Preferred Stock [Member]
Preferred stock, shares authorized					10,000,000				10,000,000
Preferred stock, par value | $ / shares					$ 0.001				$ 0.001
Preferred stock, shares outstanding
Warrants [Member]
Common stock, par value | $ / shares					$ 0.001				$ 0.001
Number of outstanding warrants to purchase common stock					12,916,688				12,916,688
Warrants, term				3 years	3 years		3 years
Warrant exercise price | $ / shares			$ 0.60
Warrants One [Member]
Common stock, par value | $ / shares					$ 0.001				$ 0.001
Number of outstanding warrants to purchase common stock					1,100,000				1,100,000
Warrants, term				3 years	3 years		3 years
Warrant exercise price | $ / shares					$ 0.08				$ 0.08
Common Stock [Member]
Number of outstanding warrants to purchase common stock			8,825,000
Number of common stock shares issued for services, shares								2,200,000
Number of common stock shares issued for services | ₩								₩ 2,486,000